Income Taxes - Reconciliation of Change in Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Reconciliation of Changes in Uncertain Tax Positions [Roll Forward]
Balance at beginning of period	$ 8.2	$ 8.6	$ 13.3
Decrease related to current year change in law	0.0	0.0	(4.7)
Increases related to prior year tax positions	0.0	0.5	0.6
Decreases related to prior year tax positions	0.0	0.0	(0.1)
Settlements with tax authorities	(0.1)	0.0	(0.1)
Expiration of statute of limitations for assessment of taxes	(0.7)	(0.9)	(0.4)
Balance at end of period	$ 7.4	$ 8.2	$ 8.6